BALANCE SHEET PARENTHETICAL (USD $)	Jun. 30, 2011	Mar. 31, 2011
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	15,000,000	15,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	2,280,000	2,180,000
Common stock, shares outstanding	2,280,000	2,180,000